Summary of Significant Accounting Policies - Reconciliation of Weighted Average Number of Common and Common Equivalent Shares Outstanding and Number of Awards Excluded from Diluted Earnings Per Share (Detail) - shares shares in Millions
	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Earnings Per Share [Abstract]
Weighted average number of common and common equivalent shares outstanding (basic)	1,490	1,512	1,499	1,568	1,629
Weighted average dilutive impact of Awards	8	9	8	10	10
Weighted average number of common and common equivalent shares outstanding (diluted)	1,498	1,521	1,507	1,578	1,639
Awards excluded from diluted earnings per share	11	16	12	10	6